10-K Leases- Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	5 years		5 years
Total amortization of ROU assets	$ 3,119,000	$ 3,007,000	$ 12,285,000	$ 39,044,000	$ 15,406,000
Lease term
Lessee, Lease, Description [Line Items]
Total amortization of ROU assets			$ 1,700,000	$ 23,500,000	$ 0
Minimum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	1 year		1 year
Maximum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	20 years		20 years